Employee Retirement Plans Net Periodic Pension (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 26, 2009	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 25, 2010 Pension Plans, Defined Benefit [Member]	Dec. 26, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Canada Defined Benefit Plans [Member]	Dec. 25, 2010 Canada Defined Benefit Plans [Member]	Dec. 26, 2009 Canada Defined Benefit Plans [Member]	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 25, 2010 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 26, 2009 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 U K Defined Benefit Plans [Member]	Dec. 25, 2010 U K Defined Benefit Plans [Member]	Dec. 26, 2009 U K Defined Benefit Plans [Member]	Dec. 31, 2011 MCI	Dec. 25, 2010 MCI	Dec. 26, 2009 MCI
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period			$ 18.8	$ 17.4	$ 19.6	$ 18.8	$ 17.4	$ 15.0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4.6	$ 0	$ 0	$ 0
Interest cost on projected benefit obligation			180.5	188.3	177.5	72.4	71.8	69.5	0	0.4	0.4	108.1	116.1	107.6	0	0	0
Expected return on plan assets			(199.4)	(179.9)	(190.6)	(73.9)	(70.1)	(68.3)	0	0	0	(125.5)	(109.8)	(122.3)	0	0	0
Amortization of prior service costs	(3.7)		0.8	0.7	0.7	0.8	0.8	0.7	0	(0.1)	0	0	0	0	0	0	0
Amortization of net actuarial loss	0.2		20.2	13.6	0.5	9.4	1.3	0.1	0	0	0.4	10.8	12.3	0	0	0	0
Curtailment loss		(10.4)		1.8			1.8			0			0			0
Special termination benefits					5.3			5.3			0			0			0
Defined Benefit Plan Expected Participant and National Insurance Contributions			(1.6)	(2.0)	(2.4)	(1.6)	(2.0)	(1.9)	0	0	0	0	0	(0.5)	0	0	0
Net periodic pension cost (benefit)			$ 19.3	$ 39.9	$ 10.6	$ 25.9	$ 21.0	$ 20.4	$ 0	$ 0.3	$ 0.8	$ (6.6)	$ 18.6	$ (10.6)	$ 0	$ 0	$ 0